SUBSEQUENT EVENTS (Details)				12 Months Ended
	Apr. 13, 2021 USD ($) item $ / shares shares	May 20, 2020 USD ($) shares	Mar. 20, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Value of shares sold				$ 300,000
Number of shares | shares		90,000,000
Proceeds from Issuance of Common Stock				$ 300,000	$ 0	$ 0
Cash consideration		$ 300,000
Private Placement [Member]
Value of shares sold			$ 10,000,000,000,000
Share Subscription and Warrant Purchase Agreement | Subsequent Event
Assets acquired	$ 0.022340
Number of investors | item	3
Number of shares | shares	537,143,470
Warrants to purchase common stock | shares	537,143,470
Share price | $ / shares	$ 172.9354
Proceeds from Issuance of Common Stock	$ 10,000,000